S000066241 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Wasatch International Select Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	9.03%	1.18%	21.48%	(34.87%)	4.99%	27.05%